Roll Forward of Accrued Unrecognized Tax Benefits Excluding Interest and Penalties (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Balance at the beginning of year	$ 3,398	20,570	25,262	19,563
Increase/decrease related to current year tax positions	(350)	(2,120)	4,800	5,699
Decrease from disposal of a subsidiary	(1,852)	(11,211)
Decrease related to prior year tax position			(9,432)
Lapse of statute of limitations	(1)	(8)	(60)
Balance at the end of year	$ 1,196	7,239	20,570	25,262